Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2002

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Contents

Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to obtain current income, exempt from federal income taxes by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Treasury Fund

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 50.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 38.5%
5/16/02	1.84%	$ 50,000,000	$ 49,962,088
5/23/02	1.74	27,313,000	27,284,129
5/23/02	1.75	25,000,000	24,973,417
5/23/02	1.76	25,000,000	24,973,264
5/23/02	1.77	50,000,000	49,946,222
5/23/02	1.98	25,000,000	24,970,069
5/30/02	1.75	15,000,000	14,978,975
5/30/02	1.76	50,000,000	49,929,514
5/30/02	1.79	50,000,000	49,928,306
5/30/02	1.80	25,000,000	24,963,951
6/13/02	1.81	50,000,000	49,892,500
6/13/02	1.83	100,000,000	99,782,611
6/27/02	1.86	50,000,000	49,853,938
6/27/02	1.87	25,000,000	24,926,793
7/11/02	1.74	55,000,000	54,811,801
8/1/02	1.73	115,000,000	114,500,004
8/1/02	1.74	50,000,000	49,781,347
8/1/02	1.87	50,000,000	49,763,611
8/22/02	1.85	31,103,000	30,924,346
9/5/02	1.91	69,000,000	68,538,725
9/5/02	1.92	25,000,000	24,832,431
10/3/02	2.13	10,000,000	9,909,153
10/10/02	1.98	10,000,000	9,911,800
10/17/02	1.91	25,000,000	24,778,188
10/17/02	1.93	25,000,000	24,775,840
10/17/02	1.95	15,000,000	14,864,096
10/24/02	1.92	50,000,000	49,535,556
			1,093,292,675
U.S. Treasury Notes - 7.2%
8/15/02	1.93	25,000,000	25,321,203
8/31/02	1.96	30,000,000	30,402,295
8/31/02	2.23	50,000,000	50,623,261
9/30/02	1.98	25,000,000	25,406,393
10/31/02	2.32	12,500,000	12,707,262
12/31/02	1.77	50,000,000	51,255,402
12/31/02	1.83	10,000,000	10,247,430
			205,963,246
U.S. Treasury Notes - principal STRIPS - 4.9%
5/15/02	3.33	20,000,000	19,974,711
8/15/02	2.28	50,000,000	49,670,716
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Notes - principal STRIPS - continued
8/15/02	3.34%	$ 20,000,000	$ 19,809,442
8/15/02	3.45	25,000,000	24,754,490
8/15/02	3.48	25,000,000	24,752,025
			138,961,384
TOTAL U.S. TREASURY OBLIGATIONS			1,438,217,305
Repurchase Agreements - 55.2%
	Maturity Amount
In a joint trading account (U.S. Treasury Obligations) dated:
4/8/02 due 6/28/02 At 1.78%	$ 110,440,550	110,000,000
4/11/02 due 7/10/02 At 1.8%	55,247,500	55,000,000
4/19/02 due 5/6/02 At 1.72%	120,097,183	120,000,000
4/30/02 due 5/1/02 At:
1.87%	55,177,866	55,175,000
1.88%	1,226,064,117	1,226,000,000
TOTAL REPURCHASE AGREEMENTS		1,566,175,000
TOTAL INVESTMENT PORTFOLIO - 105.8%		3,004,392,305
NET OTHER ASSETS - (5.8)%		(164,038,780)
NET ASSETS - 100%		$ 2,840,353,525
Total Cost for Income Tax Purposes $ 3,004,392,305
Income Tax Information
At October 31, 2001, the fund had a capital loss carryforward of approximately $28,000 all of which will expire on October 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,566,175,000) - See accompanying schedule		$ 3,004,392,305
Cash		214
Receivable for fund shares sold		17,565,508
Interest receivable		2,724,831
Total assets		3,024,682,858
Liabilities
Payable for investments purchased	$ 164,281,353
Payable for fund shares redeemed	17,576,885
Distributions payable	459,066
Accrued management fee	523,370
Distribution fees payable	980,557
Other payables and accrued expenses	508,102
Total liabilities		184,329,333
Net Assets		$ 2,840,353,525
Net Assets consist of:
Paid in capital		$ 2,840,405,578
Accumulated net realized gain (loss) on investments		(52,053)
Net Assets		$ 2,840,353,525
Calculation of Maximum Offering Price Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,419,622,225 ÷ 1,419,767,896 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,114,308,227 ÷ 1,114,148,239 shares)		$ 1.00
Advisor B Class: Net Asset Value and offering price per share ($196,488,724 ÷ 196,495,057 shares) A		$ 1.00
Advisor C Class: Net Asset Value and offering price per share ($109,934,349 ÷ 109,942,550 shares) A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Interest		$ 29,416,783
Expenses
Management fee	$ 3,507,764
Transfer agent fees	2,831,178
Distribution fees	6,089,555
Accounting fees and expenses	124,651
Non-interested trustees' compensation	4,761
Custodian fees and expenses	10,295
Registration fees	101,587
Audit	16,775
Legal	5,764
Miscellaneous	82,201
Total expenses before reductions	12,774,531
Expense reductions	(376,648)	12,397,883
Net investment income		17,018,900
Net Realized Gain (Loss) on Investment securities		(21,561)
Net increase in net assets resulting from operations		$ 16,997,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,018,900	$ 107,004,811
Net realized gain (loss)	(21,561)	118,268
Net increase (decrease) in net assets resulting from operations	16,997,339	107,123,079
Distributions to shareholders from net investment income	(17,018,900)	(107,004,811)
Share transactions - net increase (decrease)	(115,053,136)	344,332,851
Total increase (decrease) in net assets	(115,074,697)	344,451,119
Net Assets
Beginning of period	2,955,428,222	2,610,977,103
End of period	$ 2,840,353,525	$ 2,955,428,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.007	.041	.053	.043	.049	.049
Distributions from net investment income	(.007)	(.041)	(.053)	(.043)	(.049)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.70%	4.19%	5.48%	4.38%	5.04%	4.97%
Ratios to Average Net AssetsD
Expenses before expense reductions	.73% A	.77%	.75%	.76%	.76%	.74%
Expenses net of voluntary waivers, if any	.70% A	.70%	.69%	.65%	.65%	.65%
Expenses net of all reductions	.70% A	.70%	.69%	.65%	.65%	.65%
Net investment income	1.40% A	4.08%	5.32%	4.30%	4.93%	4.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,420	$ 1,452	$ 1,250	$ 1,335	$ 1,261	$ 1,284

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.039	.051	.040	.047	.000134
Distributions from net investment income	(.006)	(.039)	(.051)	(.040)	(.047)	(.000134)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.57%	3.93%	5.22%	4.12%	4.78%	0.01%
Ratios to Average Net Assets D
Expenses before expense reductions	.98% A	1.02%	1.00%	1.02%	1.01%	.90% A
Expenses net of voluntary waivers, if any	.95% A	.95%	.94%	.90%	.90%	.90% A
Expenses net of all reductions	.95% A	.95%	.94%	.90%	.90%	.90% A
Net investment income	1.16% A	3.83%	5.12%	4.06%	4.67%	4.93% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,114	$ 1,159	$ 1,175	$ 950	$ 480	$ 265

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For October 31, 1997 (commencement of sale of shares).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.003	.034	.046	.035	.042	.041
Distributions from net investment income	(.003)	(.034)	(.046)	(.035)	(.042)	(.041)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.33%	3.42%	4.69%	3.61%	4.26%	4.20%
Ratios to Average Net Assets E
Expenses before expense reductions	1.49% A	1.51%	1.50%	1.51%	1.56%	1.69%
Expenses net of voluntary waivers, if any	1.45% A	1.45%	1.44%	1.40%	1.40%	1.39%
Expenses net of all reductions	1.45% A	1.45%	1.44%	1.40%	1.40%	1.39%
Net investment income	.67% A	3.11%	4.56%	3.60%	4.16%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 196	$ 238	$ 117	$ 157	$ 76	$ 46

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.003	.034	.046	.035	.041
Distributions from net investment income	(.003)	(.034)	(.046)	(.035)	(.041)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.32%	3.42%	4.69%	3.61%	4.22%
Ratios to Average Net Assets E
Expenses before expense reductions	1.49% A	1.51%	1.51%	1.53%	1.99% A
Expenses net of voluntary waivers, if any	1.45% A	1.45%	1.44%	1.40%	1.40% A
Expenses net of all reductions	1.45% A	1.45%	1.44%	1.40%	1.40% A
Net investment income	.65% A	3.22%	4.62%	3.61%	4.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 107	$ 69	$ 62	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 51.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.2%
Standard Federal Bank
8/8/02	1.96%	$ 50,000,000	$ 50,000,000
State Street Bank & Trust Co., Boston
5/14/02	1.85	25,000,000	25,000,000
8/5/02	1.95	55,000,000	55,000,000
			130,000,000
London Branch, Eurodollar, Foreign Banks - 28.0%
ABN-AMRO Bank NV
6/27/02	1.92	40,000,000	40,000,000
7/15/02	1.89	75,000,000	75,000,000
8/19/02	1.90	30,000,000	30,000,000
8/19/02	1.93	70,000,000	70,000,000
8/27/02	1.90	50,000,000	50,000,000
Australia & New Zealand Banking Group Ltd.
6/28/02	1.94	5,000,000	5,000,000
9/30/02	2.26	50,000,000	50,001,044
Banco Bilbao Vizcaya Argentaria SA
6/28/02	1.98	35,000,000	35,001,122
Bank of Scotland Treasury Services PLC
5/15/02	3.62	30,000,000	30,000,113
Barclays Bank PLC
5/7/02	3.60	100,000,000	100,000,000
6/3/02	1.95	30,000,000	30,001,078
6/28/02	1.85	45,000,000	45,000,000
7/16/02	1.88	13,000,000	12,999,995
7/24/02	1.82	15,000,000	15,000,000
7/24/02	1.84	5,000,000	5,000,000
8/19/02	1.95	70,000,000	70,000,000
9/17/02	1.95	10,000,000	10,000,000
10/24/02	2.02	20,000,000	20,000,000
10/28/02	2.09	10,000,000	10,000,000
Bayerische Hypo-und Vereinsbank AG
6/7/02	1.87	105,000,000	105,000,000
6/17/02	1.93	95,000,000	95,000,000
6/24/02	1.85	50,000,000	50,000,000
6/28/02	1.93	30,000,000	30,000,000
7/9/02	1.89	25,000,000	25,000,000
7/10/02	1.89	7,000,000	6,999,854
Credit Agricole Indosuez
5/20/02	2.02	35,000,000	35,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Credit Suisse First Boston Bank
6/25/02	1.95%	$ 100,000,000	$ 100,000,000
Deutsche Bank AG
6/28/02	1.85	100,000,000	100,000,000
12/31/02	2.25	20,000,000	20,015,872
Halifax PLC
5/14/02	1.86	95,000,000	95,000,000
6/18/02	1.91	15,000,000	15,000,000
6/21/02	1.94	50,000,000	50,000,000
6/27/02	1.85	70,000,000	70,000,000
7/22/02	1.85	100,000,000	100,000,000
9/16/02	2.13	50,000,000	50,000,000
9/30/02	2.28	75,000,000	75,000,000
ING Bank NV
6/12/02	1.91	35,000,000	35,000,000
6/17/02	1.85	50,000,000	50,000,000
6/19/02	1.86	25,000,000	25,000,000
6/19/02	1.94	20,000,000	20,000,000
6/21/02	1.85	15,000,000	15,000,000
Landesbank Baden-Wuerttemberg
5/7/02	1.84	50,000,000	50,000,000
6/21/02	1.84	50,000,000	50,000,000
Landesbank Hessen-Thuringen
7/22/02	1.76	30,000,000	30,000,000
Lloyds TSB Bank PLC
5/30/02	1.85	75,000,000	75,000,000
9/27/02	2.00	50,000,000	50,000,000
Merita Bank PLC
5/20/02	2.03	10,000,000	10,000,000
National Australia Bank Ltd.
5/21/02	1.87	50,000,000	50,000,000
6/25/02	1.85	40,000,000	40,000,000
7/31/02	1.94	15,000,000	15,000,000
Nationwide Building Society
8/19/02	1.95	5,000,000	5,000,076
8/27/02	1.91	40,000,000	40,000,000
Norddeutsche Landesbank Girozentrale
7/30/02	1.94	25,000,000	25,000,000
Nordea Bank Finland PLC
5/20/02	1.86	25,000,000	25,000,000
8/22/02	1.94	20,000,000	20,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Northern Rock PLC
5/20/02	1.89%	$ 15,000,000	$ 15,000,000
Royal Bank of Scotland PLC
5/15/02	1.86	105,000,000	105,000,000
7/5/02	1.95	195,000,000	195,000,003
7/8/02	1.94	95,000,000	95,000,000
Societe Generale
8/19/02	1.95	30,000,000	30,000,000
Svenska Handelsbanken AB
7/24/02	1.84	5,000,000	5,000,058
UBS AG
5/3/02	3.60	135,000,000	135,000,000
Westdeutsche Landesbank Girozentrale
5/29/02	2.18	25,000,000	25,000,000
8/12/02	2.00	20,000,000	19,995,070
			2,980,014,285
New York Branch, Yankee Dollar, Foreign Banks - 22.1%
Abbey National Treasury Services PLC
5/3/02	1.79 (b)	90,000,000	89,949,985
5/10/02	1.77 (b)	45,000,000	44,974,553
9/16/02	2.00	15,000,000	15,000,000
Bank of Scotland Treasury Services PLC
6/28/02	1.85	10,000,000	10,000,791
Bayerische Hypo-und Vereinsbank AG
6/7/02	1.96	40,000,000	40,000,000
Bayerische Landesbank Girozentrale
7/5/02	1.96	25,000,000	25,000,000
BNP Paribas SA
5/6/02	3.63	45,000,000	45,000,000
5/16/02	1.95	70,000,000	70,000,000
9/5/02	2.00	50,000,000	50,000,000
9/16/02	2.00	35,000,000	35,000,000
9/25/02	2.00	55,000,000	55,000,000
10/17/02	1.85	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
7/22/02	1.77	20,000,000	20,000,000
Commerzbank AG
6/24/02	1.97	90,000,000	90,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Agricole Indosuez
5/6/02	3.61%	$ 40,000,000	$ 40,000,000
5/21/02	2.10	25,000,000	25,000,000
7/1/02	1.93 (b)	45,000,000	44,974,839
Deutsche Bank AG
5/1/02	1.80 (b)	130,000,000	129,972,753
5/6/02	1.76 (b)	175,000,000	174,937,000
5/22/02	1.76 (b)	50,000,000	49,972,971
Dexia Bank SA
5/6/02	2.06	5,000,000	5,000,000
5/7/02	1.84	35,000,000	35,000,000
5/14/02	1.76 (b)	30,000,000	29,990,453
5/22/02	1.77 (b)	30,000,000	29,986,485
5/26/02	1.76 (b)	45,000,000	44,977,531
Landesbank Hessen-Thuringen
6/10/02	1.86	50,000,000	50,000,000
Lloyds TSB Bank PLC
5/1/02	1.78 (b)	30,000,000	29,983,427
National Westminster Bank PLC
7/5/02	4.10	120,000,000	119,997,926
Royal Bank of Canada
5/6/02	1.79 (b)	90,000,000	89,981,100
5/20/02	1.77 (b)	40,000,000	39,989,830
5/27/02	1.75 (b)	60,000,000	59,967,461
7/5/02	4.10	50,000,000	49,999,136
Royal Bank of Scotland PLC
10/28/02	2.07	20,000,000	20,000,000
Societe Generale
5/2/02	1.80 (b)	30,000,000	29,993,671
5/14/02	1.76 (b)	30,000,000	29,991,015
5/21/02	1.78 (b)	65,000,000	64,976,921
5/28/02	1.77 (b)	90,000,000	89,955,235
5/31/02	1.76 (b)	45,000,000	44,990,681
Toronto-Dominion Bank
5/22/02	1.75 (b)	20,000,000	19,989,189
6/28/02	1.93	20,000,000	20,000,000
UBS AG
5/20/02	2.01	70,000,000	70,000,000
6/10/02	1.96	60,000,000	60,000,000
8/5/02	1.94	103,000,000	103,000,000
10/28/02	2.08	20,000,000	20,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
UBS AG - continued
10/28/02	2.10%	$ 25,000,000	$ 25,000,000
Westdeutsche Landesbank Girozentrale
6/19/02	1.86	50,000,000	50,000,000
6/25/02	1.86	15,000,000	15,000,000
			2,352,552,953
TOTAL CERTIFICATES OF DEPOSIT			5,462,567,238
Commercial Paper - 29.9%

Alliance & Leicester PLC
7/10/02	1.91	5,000,000	4,981,528
Amsterdam Funding Corp.
5/8/02	1.83	50,000,000	49,982,257
5/9/02	1.83	75,000,000	74,969,667
5/13/02	1.86	50,000,000	49,969,167
6/6/02	1.84	50,000,000	49,908,500
6/10/02	1.84	25,000,000	24,949,167
Aspen Funding Corp.
6/11/02	1.86	50,000,000	49,894,653
CBA Finance, Inc.
6/7/02	1.87	30,000,000	29,942,650
Centric Capital Corp.
5/31/02	1.90	10,900,000	10,882,833
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/9/02	1.82	30,000,000	29,987,867
5/9/02	1.87	50,000,000	49,979,333
5/16/02	1.84	100,000,000	99,923,333
5/17/02	1.84	175,000,000	174,856,889
5/22/02	1.89	100,000,000	99,890,333
5/29/02	1.84	30,000,000	29,957,067
6/6/02	1.88	50,000,000	49,906,500
Commonwealth Bank of Australia
6/7/02	1.91	50,000,000	49,902,361
Corporate Receivables Corp.
6/18/02	1.94	41,510,000	41,403,181
CXC, Inc.
5/15/02	1.85	10,000,000	9,992,806
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
CXC, Inc. - continued
6/20/02	1.94%	$ 58,490,000	$ 58,333,214
6/25/02	1.88	30,000,000	29,914,292
6/27/02	1.85	10,000,000	9,970,867
7/8/02	1.88	115,000,000	114,593,794
Edison Asset Securitization LLC
5/2/02	1.85	20,000,000	19,998,978
6/20/02	1.91	57,152,000	57,001,182
6/20/02	1.96	50,000,000	49,864,583
7/8/02	1.94	25,000,000	24,908,861
7/18/02	1.85	100,000,000	99,601,333
8/16/02	1.90	120,000,000	119,325,900
Enterprise Funding Corp.
6/11/02	1.83	5,063,000	5,052,506
7/11/02	1.90	11,500,000	11,457,134
GE Capital International Funding, Inc.
6/20/02	1.91	101,000,000	100,733,472
8/8/02	1.97	20,000,000	19,892,200
General Electric Capital Corp.
5/6/02	2.07	85,000,000	84,975,799
5/21/02	2.10	30,000,000	29,965,333
5/22/02	1.86	75,000,000	74,919,062
7/2/02	1.95	50,000,000	49,832,944
7/9/02	1.88	25,000,000	24,910,875
9/11/02	1.99	40,000,000	39,708,878
9/12/02	2.02	25,000,000	24,813,889
General Electric Capital Services, Inc.
8/19/02	1.92	15,000,000	14,912,458
Halifax PLC
6/5/02	1.87	23,090,000	23,048,246
Household Finance Corp.
5/13/02	1.89	100,000,000	99,937,333
ING America Insurance Holdings, Inc.
5/20/02	1.86	43,600,000	43,557,429
6/24/02	1.94	10,000,000	9,971,050
6/25/02	1.92	5,000,000	4,985,410
7/8/02	1.87	10,000,000	9,964,867
7/9/02	1.87	20,000,000	19,928,700
7/17/02	1.86	5,000,000	4,980,215
7/31/02	1.94	15,000,000	14,927,200
J.P. Morgan Chase & Co.
6/18/02	1.93	100,000,000	99,744,000
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Jupiter Securitization Corp.
7/12/02	1.88%	$ 50,000,000	$ 49,813,000
8/19/02	1.95	5,000,000	4,970,361
Kitty Hawk Funding Corp.
8/15/02	1.97	25,000,000	24,856,458
Montauk Funding Corp.
6/17/02	1.86	20,000,000	19,951,694
7/10/02	1.90	45,000,000	44,834,625
8/13/02	1.95	10,000,000	9,943,956
Morgan Stanley Dean Witter & Co.
5/1/02	1.96 (b)	25,000,000	25,000,000
5/9/02	1.83	15,000,000	14,993,933
Newcastle (Discover Card Master Trust)
5/2/02	1.85	15,000,000	14,999,229
5/13/02	1.82	45,000,000	44,972,700
5/23/02	1.87	42,200,000	42,152,033
6/10/02	1.85	15,000,000	14,969,333
7/11/02	1.91	5,420,000	5,399,690
Newport Funding Corp.
8/5/02	1.99	5,000,000	4,973,600
Nordea North America, Inc.
5/17/02	1.86	30,000,000	29,975,333
Northern Rock PLC
5/13/02	1.88	25,000,000	24,984,417
Quincy Capital Corp.
7/12/02	1.88	33,782,000	33,655,655
RaboBank Nederland Coop. Central
7/8/02	1.90	45,000,000	44,840,200
Receivables Capital Corp.
7/11/02	1.87	20,000,000	19,926,633
Sheffield Receivables Corp.
5/7/02	1.86	35,110,000	35,099,174
5/13/02	1.87	5,000,000	4,996,900
5/17/02	1.87	53,420,000	53,375,839
5/20/02	1.82 (b)	30,000,000	30,000,000
5/31/02	1.89	35,000,000	34,945,167
7/19/02	2.31	20,000,000	19,900,372
Svenska Handelsbanken, Inc.
6/14/02	1.91	24,000,000	23,944,267
UBS Finance, Inc.
8/29/02	1.86	65,000,000	64,599,167
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Wells Fargo Financial, Inc.
5/28/02	2.06%	$ 15,000,000	$ 14,977,050
Windmill Funding Corp.
5/8/02	1.83	25,000,000	24,991,153
5/13/02	1.87	26,305,000	26,288,691
TOTAL COMMERCIAL PAPER			3,185,342,726
Federal Agencies - 6.7%

Fannie Mae - 5.7%
Agency Coupons - 2.2%
5/1/02	1.83 (b)	60,000,000	59,979,474
7/10/02	1.81 (b)	111,000,000	110,945,545
7/25/02	1.77 (b)	60,000,000	59,987,244
			230,912,263
Discount Notes - 3.5%
5/16/02	1.91	60,000,000	59,952,750
5/23/02	2.02	25,000,000	24,969,444
5/31/02	3.55	60,000,000	59,827,500
5/31/02	3.58	50,000,000	49,855,208
6/14/02	3.58	22,966,000	22,868,599
7/15/02	1.89	50,000,000	49,805,208
7/26/02	3.61	44,355,000	43,985,528
12/13/02	2.21	65,000,000	64,118,600
			375,382,837
			606,295,100
Federal Home Loan Bank - 1.0%
Discount Notes - 1.0%
5/31/02	1.91	79,000,000	78,875,575
9/6/02	1.99	25,000,000	24,824,889
			103,700,464
Freddie Mac - 0.0%
Discount Notes - 0.0%
7/18/02	3.61	5,516,000	5,474,290
TOTAL FEDERAL AGENCIES			715,469,854
U.S. Treasury Obligations - 0.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 0.6%
5/23/02	1.94%	$ 60,000,000	$ 59,929,600
Bank Notes - 2.0%

American Express Centurion Bank
5/15/02	1.83 (b)	15,000,000	15,000,000
5/28/02	1.82 (b)	30,000,000	30,000,000
Bank of America NA
8/14/02	1.93	80,000,000	80,000,000
Bank One NA, Chicago
6/17/02	2.06 (b)	10,000,000	10,003,773
U.S. Bank NA, Minnesota
5/6/02	2.07	50,000,000	50,000,000
5/23/02	2.22	25,000,000	25,000,000
TOTAL BANK NOTES			210,003,773
Master Notes - 0.8%

Goldman Sachs Group, Inc.
5/28/02	1.97 (c)	85,000,000	85,000,000
Medium-Term Notes - 3.6%

Asset Securitization Cooperative Corp.
5/28/02	1.82 (b)	35,000,000	35,000,000
Bank One NA, Chicago
5/20/02	1.96 (b)	25,000,000	25,014,782
BMW U.S. Capital Corp.
5/23/02	1.85 (b)	20,000,000	20,000,000
6/7/02	4.25	20,000,000	19,988,336
CIESCO LP
5/17/02	1.83 (b)	10,000,000	10,000,000
Citigroup, Inc.
5/13/02	1.83 (b)	25,000,000	25,000,000
GE Life & Annuity Assurance Co.
5/1/02	1.99 (b)(c)	40,000,000	40,000,000
General Electric Capital Corp.
5/20/02	1.81 (b)	85,000,000	85,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Harwood Street Funding I LLC
5/20/02	1.98% (b)	$ 30,000,000	$ 30,000,000
Merck & Co., Inc.
5/28/02	1.81 (b)	30,000,000	30,000,000
Variable Funding Capital Corp.
5/6/02	1.84 (b)	35,000,000	34,999,952
5/20/02	1.81 (b)	30,000,000	29,998,895
TOTAL MEDIUM-TERM NOTES			385,001,965
Short-Term Notes - 2.7%

Jackson National Life Insurance Co.
7/1/02	2.19 (b)(c)	25,000,000	25,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	35,000,000	35,000,000
Monumental Life Insurance Co.
5/1/02	2.02 (b)(c)	18,000,000	18,000,000
5/1/02	2.05 (b)(c)	20,000,000	20,000,000
New York Life Insurance Co.
7/1/02	2.16 (b)(c)	75,000,000	75,000,000
Pacific Life Insurance Co.
6/7/02	2.02 (b)(c)	15,000,000	15,000,000
SMM Trust 2001 M
6/13/02	2.00 (b)(c)	55,000,000	55,000,000
Transamerica Occidental Life Insurance Co.
5/1/02	2.03 (b)(c)	40,000,000	40,000,000
TOTAL SHORT-TERM NOTES			283,000,000
Municipal Securities - 0.7%

Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 1.88% 2/1/40, LOC Student Ln. Marketing Assoc.
2/1/03	1.88 (a)(b)	70,000,000	70,000,000
Repurchase Agreements - 1.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 4/30/02 due 5/1/02 At 1.93%	$ 53,247,847	$ 53,245,000
With:
Goldman Sachs & Co. At 1.95%, dated 4/30/02 due 5/1/02 (Commercial Paper Obligations) (principal amount $33,829,829) 0%, 7/3/02	33,001,783	33,000,000
J.P. Morgan Securities At 1.94%, dated 4/30/02 due 5/1/02 (Corporate Obligations) (principal amount $99,443,000) 0% - 8.60%, 5/15/02 - 3/15/32	100,005,389	100,000,000
TOTAL REPURCHASE AGREEMENTS		186,245,000
TOTAL INVESTMENT PORTFOLIO - 100.0%		10,642,560,156
NET OTHER ASSETS - 0.0%		(4,296,505)
NET ASSETS - 100%		$ 10,638,263,651
Total Cost for Income Tax Purposes $ 10,642,560,156
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,000,000 or 0.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.99%, 5/1/02	3/28/02	$ 40,000,000
Goldman Sachs Group, Inc. 1.97%, 5/28/02	3/27/02	$ 85,000,000
Jackson National Life Insurance Co. 2.19%, 7/1/02	7/6/99	$ 25,000,000
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 35,000,000
Monumental Life Insurance Co.: 2.02%, 5/1/02	7/31/98 - 9/17/98	$ 18,000,000
2.05%, 5/1/02	3/12/99	$ 20,000,000
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 75,000,000
Pacific Life Insurance Co. 2.02%, 6/7/02	9/6/01	$ 15,000,000
SMM Trust 2001 M 2%, 6/13/02	12/11/01	$ 55,000,000
Transamerica Occidental Life Insurance Co. 2.03%, 5/1/02	4/28/00	$ 40,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $408,000,000 or 3.8% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $186,245,000) - See accompanying schedule		$ 10,642,560,156
Cash		2,993
Receivable for fund shares sold		164,957,139
Interest receivable		31,791,584
Other receivables		7,119
Total assets		10,839,318,991
Liabilities
Payable for fund shares redeemed	$ 193,316,243
Distributions payable	300,151
Accrued management fee	2,098,532
Distribution fees payable	3,328,577
Other payables and accrued expenses	2,011,837
Total liabilities		201,055,340
Net Assets		$ 10,638,263,651
Net Assets consist of:
Paid in capital		$ 10,638,259,576
Accumulated net realized gain (loss) on investments		4,075
Net Assets		$ 10,638,263,651
Daily Money Class: Net Asset Value, offering price and redemption price per share ($5,295,667,151 ÷ 5,295,844,068 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($5,342,596,500 ÷ 5,342,403,314 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Interest		$ 120,264,867
Expenses
Management fee	$ 13,533,139
Transfer agent fees	10,823,821
Distribution fees	20,243,923
Accounting fees and expenses	406,175
Non-interested trustees' compensation	21,913
Custodian fees and expenses	78,590
Audit	28,439
Legal	21,223
Miscellaneous	376,250
Total expenses before reductions	45,533,473
Expense reductions	(943,590)	44,589,883
Net investment income		75,674,984
Net Realized Gain (Loss) on Investment securities		(65,617)
Net increase in net assets resulting from operations		$ 75,609,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 75,674,984	$ 414,312,513
Net realized gain (loss)	(65,617)	751,492
Net increase (decrease) in net assets resulting from operations	75,609,367	415,064,005
Distributions to shareholders from net investment income	(75,674,984)	(414,312,513)
Share transactions - net increase (decrease)	(152,503,851)	2,123,058,742
Total increase (decrease) in net assets	(152,569,468)	2,123,810,234
Net Assets
Beginning of period	10,790,833,119	8,667,022,885
End of period	$ 10,638,263,651	$ 10,790,833,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.008	.043	.056	.046	.050	.050
Distributions from net investment income	(.008)	(.043)	(.056)	(.046)	(.050)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.76%	4.42%	5.79%	4.65%	5.15%	5.06%
Ratios to Average Net Assets D
Expenses before expense reductions	.72% A	.74%	.76%	.77%	.76%	.75%
Expenses net of voluntary waivers, if any	.70% A	.70%	.69%	.65%	.65%	.65%
Expenses net of all reductions	.70% A	.70%	.69%	.65%	.65%	.65%
Net investment income	1.53% A	4.28%	5.64%	4.57%	5.03%	4.95%
Supplemental Data
Net assets, end of period (in millions)	$ 5,296	$ 5,455	$ 4,775	$ 4,336	$ 3,397	$ 2,687

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.041	.054	.043	.048	.000131
Distributions from net investment income	(.006)	(.041)	(.054)	(.043)	(.048)	(.000131)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.64%	4.16%	5.53%	4.39%	4.89%	0.01%
Ratios to Average Net Assets D
Expenses before expense reductions	.98% A	.99%	1.00%	1.01%	1.01%	.90% A
Expenses net of voluntary waivers, if any	.95% A	.95%	.94%	.90%	.90%	.90% A
Expenses net of all reductions	.95% A	.95%	.94%	.90%	.90%	.90% A
Net investment income	1.28% A	4.00%	5.41%	4.30%	4.79%	4.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,343	$ 5,335	$ 3,892	$ 2,924	$ 2,256	$ 1,764

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For October 31, 1997 (commencement of sale of shares).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value (Note 1)
Alabama - 2.0%
Alabama Fed. Hwy. Fin. Auth. Bonds Series A, 3.25% 3/1/03 (MBIA Insured)	$ 4,535,000	$ 4,573,291
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.78% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	10,000,000	10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.83%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	900,000	900,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 D, 1.85%, VRDN (b)	2,000,000	2,000,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.78%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	4,000,000	4,000,000
		21,473,291
Alaska - 1.2%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,100,000	1,100,000
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,700,000	4,700,000
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,195,000	3,195,000
Valdez Marine Term. Rev. Bonds (Phillips Petroleum Co. Proj.) Series 1994 C, 2.9%, tender 1/1/03 (b)	4,000,000	4,000,000
		12,995,000
Arizona - 1.2%
Arizona Univ. Revs. Bonds Series ROC II R174, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)(e)	1,295,000	1,295,000
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev. Bonds 5.25% 7/1/02 (FGIC Insured)	2,750,000	2,765,757
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)	4,100,000	4,100,000
		13,155,757
California - 5.8%
California Gen. Oblig.:
Variable Rate TRAN:
Series 2001 B, 1.88% 6/28/02 (b)	19,500,000	19,500,034
Series 2001 C, 1.472% 6/28/02 (b)	17,000,000	17,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - continued
California Gen. Oblig.: - continued
RAN 3.25% 6/28/02	$ 12,500,000	$ 12,525,203
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2%, tender 1/2/03 (b)	2,500,000	2,500,000
Series 2002 B, 2.25%, tender 2/1/03 (a)(b)	7,000,000	7,000,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.9%, LOC Societe Generale, VRDN (b)	3,100,000	3,100,000
		61,625,237
Colorado - 1.4%
Arapahoe County School District #5 Cherry Creek TAN 3% 6/28/02	1,400,000	1,401,998
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.85%, LOC Bank One, Colorado NA, VRDN (b)	1,000,000	1,000,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.78% (Liquidity Facility Societe Generale) (b)(d)	6,800,000	6,800,000
El Paso County School District #11 Colorado Springs TAN 3.5% 6/28/02	1,750,000	1,752,790
Jefferson County School District #R1 Bonds 4.3% 12/15/02 (MBIA Insured)	2,745,000	2,789,104
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.95%, tender 8/7/02 (b)	1,300,000	1,300,000
		15,043,892
District Of Columbia - 2.0%
District of Columbia Gen. Oblig. Participating VRDN:
Series BS 00 92, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,250,000	8,250,000
Series Putters 152, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,640,000	9,640,000
District of Columbia Rev. (American Assoc. Med. Colleges Proj.) 1.77% (AMBAC Insured), VRDN (b)	3,575,000	3,575,000
		21,465,000
Florida - 6.2%
Collier County School District RAN 2.5% 11/20/02	5,785,000	5,800,724
Escambia County Poll. Cont. Rev. (Monsanto Co. Proj.) Series 1994, 1.75%, VRDN (b)	4,775,000	4,775,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 01 0905, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 10,200,000	$ 10,200,000
Series PT 1223, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000,000	7,000,000
Series ROC II 136, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	6,765,000	6,765,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds (Dept. of Envir. Protection-Preservation Proj.) Series 2000 B, 5% 7/1/02 (FSA Insured)	1,800,000	1,810,382
Florida Gulf Coast Univ. Ctfs. of Prtn. Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (b)	3,860,000	3,860,000
Florida Local Govt. Fin. Auth. Rev. Series A:
1.5% 7/10/02, LOC Wachovia Bank NA, CP	2,719,000	2,719,000
1.5% 8/7/02, LOC Wachovia Bank NA, CP	2,900,000	2,900,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 1.5% 7/1/02, CP	1,300,000	1,300,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1996 A, 1.7% tender 6/13/02, CP mode	1,000,000	1,000,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Volusia County School District Bonds 3.5% 8/1/02 (FGIC Insured)	2,610,000	2,615,411
		65,745,517
Georgia - 2.0%
Atlanta Arpt. Facilities Rev. Bonds 6% 1/1/03 (AMBAC Insured)	1,000,000	1,026,034
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/3/03 (b)	1,000,000	1,000,000
DeKalb County Dev. Auth. Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 2.25%, VRDN (b)	1,000,000	1,000,000
Fulton County Hsg. Auth. Rev. 1.83%, VRDN (b)	7,200,000	7,200,000
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series MSDW 00 227, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,585,000	5,585,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Second Series, 1.85%, VRDN (b)	5,300,000	5,300,000
		21,111,034
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - 1.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.) Series 1985, 3.05% tender 5/1/02, CP mode	$ 9,400,000	$ 9,400,000
Hawaii Gen. Oblig. Participating VRDN Series MSDW 01 594, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	2,395,000	2,395,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 2.85%, tender 12/4/02 (FGIC Insured) (b)	3,100,000	3,114,433
		14,909,433
Idaho - 0.1%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 1.75%, VRDN (b)	1,500,000	1,500,000
Illinois - 9.9%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.88% (Liquidity Facility Bank of America NA) (b)(d)	3,400,000	3,400,000
Chicago Gen. Oblig.:
Bonds:
Series 2001, 1.9%, tender 10/31/02, LOC Landesbank Hessen-Thuringen (b)	7,000,000	7,000,000
Series 2002, 1.75%, tender 12/5/02, LOC Landesbank Hessen-Thuringen (b)	12,000,000	12,000,000
5.625% 1/1/23 (FGIC Insured) (Pre-Refunded to 1/1/03 @ 102) (c)	1,020,000	1,064,569
Participating VRDN Series EGL 01 1303, 1.83% (Liquidity Facility Citibank NA, New York) (b)(d)	2,500,000	2,500,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.8%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	1,900,000	1,900,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.8%, LOC Northern Trust Co., Chicago, VRDN (b)	2,500,000	2,500,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,285,000	1,285,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	1,200,000	1,200,000
Series PA 591, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.) Series 1999 E1, 1.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,955,000	2,955,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Gen. Oblig.:
Bonds 5% 4/1/03	$ 2,500,000	$ 2,570,617
Participating VRDN:
Series MSDW 98 143, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,500,000	1,500,000
Series ROC 00 10, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	1,800,000	1,800,000
Illinois Health Facilities Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.78% (MBIA Insured), VRDN (b)	19,395,000	19,395,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	1,600,000	1,600,000
Series Merlots 01 A86, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,800,000	3,800,000
Series Merlots 01 A93, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,695,000	3,695,000
Series Merlots 02 A24, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,000,000	5,000,000
Series SGB 10, 1.78% (Liquidity Facility Societe Generale) (b)(d)	7,745,000	7,745,000
Series SGB 19, 1.78% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.05%, LOC Lasalle Bank NA, VRDN (b)	3,375,000	3,375,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.88%, LOC Bank One, Illinois NA, VRDN (b)	3,460,000	3,460,000
		106,055,186
Indiana - 2.5%
Indiana Edl. Facilities Auth. Rev. BAN (Wabash College Proj.) 2.36% 3/20/03	5,000,000	5,017,792
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,600,000	6,600,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.85%, LOC Bank One, Indiana NA, VRDN (b)	7,500,000	7,500,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.85% tender 7/10/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,800,000	2,800,000
Series 1985 L5, 1.5% tender 6/12/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
		26,517,792
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Iowa - 1.5%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 2,200,000	$ 2,200,000
Iowa Gen. Oblig. TRAN 3% 6/27/02	5,800,000	5,810,339
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	8,385,000	8,422,194
		16,432,533
Kansas - 0.1%
Kansas City Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 2.25%, VRDN (b)	1,300,000	1,300,000
Kentucky - 1.5%
Danville Multi-City Lease Rev. Bonds 1.35% tender 6/11/02, LOC PNC Bank NA, Pittsburgh, CP mode	2,410,000	2,410,000
Jefferson County Board of Ed. RAN 3.5% 6/28/02	1,691,000	1,693,219
Jefferson County Health Facilities (Baptist Homes, Inc. Proj.) Series 2000, 1.78%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)	5,565,000	5,565,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.6% tender 6/5/02, CP mode	4,500,000	4,500,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.75% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,500,000	1,500,000
		15,668,219
Louisiana - 1.6%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.) Series 1992, 1.78%, VRDN (b)	4,450,000	4,450,000
Louisiana Gen. Oblig. Participating VRDN:
Series MSDW 00 259, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,900,000	1,900,000
Series ROC II R128, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,780,000	3,780,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Stadium Proj.) Series 2000 A, 1.75% (MBIA Insured), VRDN (b)	4,975,000	4,975,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1994 B, 2.25%, VRDN (b)	2,000,000	2,000,000
		17,105,000
Maine - 1.0%
Maine Gen. Oblig. BAN:
Series 2, 2.25% 6/26/02	2,400,000	2,402,191
Series 4, 2.5% 6/26/02	2,855,000	2,858,141
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Maine - continued
Maine Hsg. Auth. Mtg. Purchase Rev. Bonds Series 2001 D1, 2.7%, tender 7/31/02 (b)	$ 2,000,000	$ 2,000,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000,000	3,000,000
		10,260,332
Maryland - 0.3%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.8% tender 7/18/02, CP mode	1,000,000	1,000,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,420,000	2,420,000
		3,420,000
Massachusetts - 2.1%
Lexington Gen. Oblig. BAN 2.25% 2/14/03	3,500,000	3,515,738
Ludlow Gen. Oblig. BAN 3.2% 7/12/02	3,550,000	3,553,750
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series SGA 65, 1.77% (Liquidity Facility Societe Generale) (b)(d)	7,500,000	7,500,000
Weston Gen. Oblig. BAN 2.75% 6/12/02	8,034,000	8,039,925
		22,609,413
Michigan - 3.1%
Detroit Swr. Disp. Rev.:
Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (b)	3,100,000	3,100,000
Participating VRDN Series Merlots 01 A103, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,200,000	1,200,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 01 2204, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	17,235,000	17,235,000
1.65% 7/18/02, LOC Bank of New York NA, CP	2,100,000	2,100,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.1%, VRDN (b)	2,900,000	2,900,000
2.05%, VRDN (b)	1,700,000	1,700,000
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 B, 2.3%, VRDN (b)	4,425,000	4,425,000
		32,660,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - 4.0%
Becker Poll. Cont. Rev.:
Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.):
Series 1992 A, 1.95% tender 5/3/02, CP mode	$ 9,600,000	$ 9,600,000
Series 1993 A:
1.8% tender 5/3/02, CP mode	1,000,000	1,000,000
1.95% tender 5/3/02, CP mode	1,400,000	1,400,000
(Northern States Pwr. Co.-Sherburne County Generating Station Units 1 & 2 Proj.) Series 2000 A, 2.2%, VRDN (b)	1,300,000	1,300,000
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,300,000	3,300,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,840,000	1,840,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.85%, tender 9/25/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)(e)	10,000,000	10,000,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.8%, LOC Fannie Mae, VRDN (b)	1,700,000	1,700,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)(e)	5,115,000	5,115,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)(e)	7,080,000	7,080,000
		42,335,000
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,100,000	1,100,000
Missouri - 1.4%
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.65%, VRDN (b)	1,400,000	1,400,000
Missouri Envir. Impt. & Energy Resource Auth. Poll. Cont. Rev. Series 1993 M, 1.75% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	5,425,000	5,425,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series CDC 00 H, 1.78% (Liquidity Facility Caisse des Depots et Consignations) (b)(d)	$ 3,530,000	$ 3,530,000
Missouri Health & Edl. Facilities Auth. School District Bonds (Mehlville School District Proj.) Series 2001 L, 3% 10/21/02	5,000,000	5,017,455
		15,372,455
Nebraska - 0.4%
Omaha Gen. Oblig. Participating VRDN:
Series BS 00 108, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	2,495,000	2,495,000
Series EGL 00 2701, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000,000	2,000,000
		4,495,000
Nevada - 0.7%
Clark County Sanitation District Bonds Series A, 6.75% 7/1/09 (AMBAC Insured) (Pre-Refunded to 7/1/02 @ 101) (c)	1,500,000	1,527,147
Clark County School District Participating VRDN Series MSDW 00 311, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,550,000	1,550,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.78% (Liquidity Facility Societe Generale) (b)(d)	2,500,000	2,500,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1.77% (Liquidity Facility Societe Generale) (b)(d)	1,500,000	1,500,000
		7,077,147
New Hampshire - 1.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.85% tender 8/7/02, CP mode	3,500,000	3,500,000
New Hampshire Health & Edl. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.8%, LOC Fleet Nat'l. Bank, VRDN (b)	7,500,000	7,500,000
		11,000,000
New York - 0.8%
New York City Transitional Fin. Auth. Rev. BAN Series 3, 2.75% 11/13/02	4,500,000	4,518,942
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Northport-East Northport Union Free School District BAN 3% 6/26/02	$ 2,100,000	$ 2,100,858
Rochester Gen. Oblig. RAN Series IV, 3% 6/28/02	1,800,000	1,802,428
		8,422,228
Non State Specific - 0.3%
Stephens Equity Trust I Participating VRDN Series 1996, 1.88%, LOC Bayerische Hypo-und Vereinsbank AG (b)(d)	2,782,035	2,782,035
Ohio - 3.7%
Aurora Gen. Oblig. BAN 2.2% 12/19/02	1,200,000	1,201,491
Butler County School District BAN 2.97% 6/13/02	7,600,000	7,602,262
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.8%, LOC Nat'l. City Bank, VRDN (b)	8,365,000	8,365,000
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.78%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,865,000	6,865,000
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 1.78%, LOC Bank One NA, VRDN (b)	4,100,000	4,100,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 1.85%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	950,000	950,000
Series 1997, 1.85%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,300,000	5,300,000
Orange Village Gen. Oblig. BAN 2.25% 9/26/02	1,000,000	1,000,998
Solon Gen. Oblig. BAN 2.5% 12/18/02	1,500,000	1,504,652
Univ. of Cincinnati Gen. Receipts BAN Series BB, 2.25% 12/19/02	2,300,000	2,305,732
		39,195,135
Oklahoma - 0.5%
Tulsa County Indl. Auth. Cap. Impts. Rev. Bonds 4% 1/1/03 (AMBAC Insured)	5,500,000	5,576,945
Pennsylvania - 3.4%
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Zoological Society Proj.) Series A, 2.9%, tender 6/3/02, LOC PNC Bank NA, Pittsburgh (b)	2,000,000	2,000,000
(Duquesne Lt. Co. Proj.) Series 1999 A, 1.8% (AMBAC Insured), VRDN (b)	4,600,000	4,600,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Neshaminy School District TRAN 3% 6/28/02	$ 2,800,000	$ 2,800,949
Pennsylvania Gen. Oblig. Participating VRDN Series ROC 00 3, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	6,200,000	6,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Carlow College Proj.) Series 1997 B2, 2.15%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	1,200,000	1,200,000
(Duquesne Univ. Proj.) Series 2001, 3.875%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	1,800,000	1,800,000
(Mercyhurst College Proj.) Series 12, 3%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	1,500,000	1,507,435
(Muhlenberg College Proj.) Series 1999 D5, 3.1%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,000,000	2,000,000
(Rosemont College Proj.) Series 1997 B4, 2.2%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,200,000	2,200,000
(King's College Proj.) Series 2001 H6, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000,000	5,000,000
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Participating VRDN Series MSDW 00 506, 1.78% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,062,500	5,062,500
		35,870,884
South Carolina - 2.3%
Beaufort County Gen. Oblig. BAN 3% 4/18/03	3,900,000	3,929,412
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series MSDW 00 212, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	7,495,000	7,495,000
South Carolina Edl. Facilities Auth. (Claflin College Proj.) Series 1997, 1.88%, LOC Bank of America NA, VRDN (b)	4,550,000	4,550,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.75%, LOC Bank of America NA, VRDN (b)	6,750,000	6,750,000
South Carolina Pub. Svc. Auth. Rev. Bonds (Santee Cooper Proj.) Series D, 6.5% 7/1/24 (AMBAC Insured) (Pre-Refunded to 7/1/02 @ 102) (c)	1,040,000	1,069,066
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 1.4% tender 5/28/02, CP mode	1,200,000	1,200,000
		24,993,478
Tennessee - 0.8%
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 1.78% (Liquidity Facility Societe Generale) (b)(d)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.):
Series B1, 1.65%, tender 7/2/02 (b)	$ 1,400,000	$ 1,400,000
Series B2, 2%, tender 1/3/03 (b)	4,200,000	4,200,000
Shelby County Gen. Oblig. Series 2000 X, 1.7% 7/8/02, CP	2,000,000	2,000,000
		8,800,000
Texas - 19.5%
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 1.85% tender 5/2/02, CP mode	2,500,000	2,500,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.8% tender 5/2/02, CP mode	1,500,000	1,500,000
College Station Independent School District Variable Rate TRAN 1.456% 8/31/02 (b)	4,000,000	4,000,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
Dallas Independent School District Participating VRDN Series ROC II R131, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	5,745,000	5,745,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.77% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.75%, LOC Chase Bank of Texas NA, VRDN (b)	3,600,000	3,600,000
Harris County Gen. Oblig. Participating VRDN:
Series BS 01 126 Class A, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	26,000,000	26,000,000
Series EGL 01 4305, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	6,900,000	6,900,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000,000	9,000,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BS 01 111, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,000,000	6,000,000
Series Merlots 00 A32, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,210,000	3,210,000
Hunt Memorial Hosp. District Rev. Series 1998, 1.8% (FSA Insured), VRDN (b)	4,960,000	4,960,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lewisville Independent School District Participating VRDN Series SGA 134, 1.77% (Liquidity Facility Societe Generale) (b)(d)	$ 1,290,000	$ 1,290,000
Northside Independent School District Bonds Series A, 3%, tender 8/1/02 (Permanent School Fund of Texas Guaranteed) (b)	6,700,000	6,706,603
Pearland Independent School District Participating VRDN Series SG 106, 1.76% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
Plano Independent School District Participating VRDN Series SGA 128, 1.77% (Liquidity Facility Societe Generale) (b)(d)	1,680,000	1,680,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.77% (Liquidity Facility Societe Generale) (b)(d)	3,500,000	3,500,000
Richardson Independent School District Bonds 2.24%, tender 4/1/03 (Permanent School Fund of Texas Guaranteed) (b)	5,500,000	5,502,978
San Antonio Arpt. Sys. Rev. Participating VRDN Series EGL 96 C4305, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	8,805,000	8,805,000
San Antonio Elec. & Gas Rev.:
Bonds 6.375% 2/1/03	3,000,000	3,104,681
Participating VRDN:
Series SG 104, 1.76% (Liquidity Facility Societe Generale) (b)(d)	12,825,000	12,825,000
Series SG 105, 1.88% (Liquidity Facility Societe Generale) (b)(d)	12,300,000	12,300,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series BS 01 132, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,600,000	1,600,000
Series Merlots 00 VV, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,000,000	1,000,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	5,805,000	5,805,000
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Proj.) 1.75%, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
Texas Gen. Oblig. TRAN 3.75% 8/29/02	47,700,000	47,997,536
Univ. of Texas Permanent Univ. Fund Bonds Series A, 1.4% tender 7/1/02 (Liquidity Facility Bank One Corp.), CP mode	10,000,000	10,000,000
		208,231,798
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Utah - 1.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series C, 4.7% 7/1/02 (FSA Insured)	$ 1,250,000	$ 1,255,702
Participating VRDN:
Series EGL 96 C4402 Class A, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000,000	4,000,000
Series MSDW 00 409, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,535,000	1,535,000
Series 1998 B4, 1.8% 7/25/02, CP	1,400,000	1,400,000
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 A, 1.78%, LOC Bank One, Arizona NA, VRDN (b)	3,930,000	3,930,000
		12,120,702
Vermont - 0.4%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Bonds (Middlebury College Proj.) 3.05%, tender 5/1/02 (b)	3,800,000	3,800,000
Virginia - 3.6%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 1.75% tender 8/9/02, CP mode	2,100,000	2,100,000
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1987 B, 1.7% tender 6/13/02, CP mode	2,000,000	2,000,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.8% (FSA Insured), VRDN (b)	6,325,000	6,325,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.65% tender 6/26/02, CP mode	4,000,000	4,000,000
1.7% tender 6/20/02, CP mode	4,000,000	4,000,000
Virginia Pub. Bldg. Auth. Bldg. Rev. Bonds Series B, 5.625% 8/1/02	2,000,000	2,021,057
Virginia Pub. School Auth. Bonds Series A, 4% 8/1/02	7,210,000	7,233,061
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.75% tender 7/11/02, CP mode	1,900,000	1,900,000
1.75% tender 8/9/02, CP mode	9,100,000	9,100,000
		38,679,118
Washington - 5.6%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series BS 00 101, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,795,000	9,795,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN Series MSDW 01 625, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	$ 9,000,000	$ 9,000,000
King County Gen. Oblig. BAN 3.25% 10/1/02	1,600,000	1,607,330
King County Swr. Rev. Participating VRDN Series MSDW 01 554, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	15,000,000	15,000,000
Port of Seattle Rev.:
Series 1999 A, 1.85%, LOC Commerzbank AG, VRDN (b)	4,640,000	4,640,000
Series A1, 1.8% 7/5/02, LOC Bank of America NA, CP	980,000	980,000
Seattle Muni. Lt. & Pwr. Rev. RAN 4.5% 3/28/03	2,000,000	2,046,114
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.76% (Liquidity Facility Societe Generale) (b)(d)	5,500,000	5,500,000
Series SGA 35, 1.77% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Series SGA 36, 1.77% (Liquidity Facility Societe Generale) (b)(d)	2,260,000	2,260,000
Series SGB 09, 1.78% (Liquidity Facility Societe Generale) (b)(d)	900,000	900,000
Series SGB 11, 1.78% (Liquidity Facility Societe Generale) (b)(d)	4,595,000	4,595,000
Washington Health Care Facilities Auth. Rev. (Fred Hutchinson Cancer Ctr. Proj.):
Series 1991 A, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Series 1991 B, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	1,150,000	1,150,000
		59,473,444
West Virginia - 0.2%
West Virginia School Bldg. Auth. Rev. Bonds Series A, 6.625% 7/1/22 (Pre-Refunded to 7/1/02 @ 102) (c)	1,750,000	1,799,554
Wisconsin - 1.2%
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	8,100,000	8,182,352
Wisconsin Gen. Oblig. TRAN 3.75% 6/17/02	4,200,000	4,208,727
		12,391,079
Wyoming - 1.7%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1.85%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	15,500,000	15,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 1,600,000	$ 1,600,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 01 112, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	660,000	660,000
		17,760,000
TOTAL INVESTMENT PORTFOLIO - 99.6%		1,062,328,638
NET OTHER ASSETS - 0.4%		4,260,960
NET ASSETS - 100%		$ 1,066,589,598
Total Cost for Income Tax Purposes $ 1,062,328,638
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Arizona Univ. Revs. Bonds Series ROC II R174, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	4/4/02	$ 1,295,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.85%, tender 9/25/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	2/25/99 - 3/19/02	$ 10,000,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	9/12/00 - 9/20/00	$ 5,115,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	11/7/00 - 3/19/02	$ 7,080,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,890,000 or 2.3% of net assets.

Income Tax Information

At October 31, 2001, the fund had a capital loss carryforward of approximately $119,000 of which $31,000, $3,000, $28,000 and $57,000 will expire on October 31, 2004, 2006, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,062,328,638
Cash		1,974,481
Receivable for investments sold		10,194,540
Receivable for fund shares sold		7,719,373
Interest receivable		6,191,912
Other receivables		36,860
Total assets		1,088,445,804
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,000,000
Payable for fund shares redeemed	14,084,636
Distributions payable	46,699
Accrued management fee	188,531
Distribution fees payable	273,839
Other payables and accrued expenses	262,501
Total liabilities		21,856,206
Net Assets		$ 1,066,589,598
Net Assets consist of:
Paid in capital		$ 1,066,572,147
Accumulated net realized gain (loss) on investments		17,451
Net Assets		$ 1,066,589,598
Daily Money Class: Net Asset Value, offering price and redemption price per share ($562,266,455 ÷ 562,267,472 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($370,329,953 ÷ 370,319,640 shares)		$ 1.00
Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($133,993,190 ÷ 133,984,485 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Interest		$ 8,529,127
Expenses
Management fee	$ 1,303,526
Transfer agent fees	1,048,341
Distribution fees	1,630,117
Accounting fees and expenses	76,541
Non-interested trustees' compensation	1,694
Custodian fees and expenses	10,164
Registration fees	98,119
Audit	11,803
Legal	1,957
Miscellaneous	21,653
Total expenses before reductions	4,203,915
Expense reductions	(487,083)	3,716,832
Net investment income		4,812,295
Net Realized Gain (Loss) on Investment securities		136,029
Net increase in net assets resulting from operations		$ 4,948,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,812,295	$ 20,423,111
Net realized gain (loss)	136,029	34,366
Net increase (decrease) in net assets resulting from operations	4,948,324	20,457,477
Distributions to shareholders from net investment income	(4,812,295)	(20,423,111)
Share transactions - net increase (decrease)	115,227,525	263,433,948
Total increase (decrease) in net assets	115,363,554	263,468,314
Net Assets
Beginning of period	951,226,044	687,757,730
End of period	$ 1,066,589,598	$ 951,226,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.005	.026	.034	.026	.030	.031
Distributions from net investment income	(.005)	(.026)	(.034)	(.026)	(.030)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.50%	2.66%	3.47%	2.65%	3.03%	3.10%
Ratios to Average Net Assets D
Expenses before expense reductions	.75% A	.77%	.77%	.79%	.79%	.78%
Expenses net of voluntary waivers, if any	.70% A	.70%	.69%	.65%	.65%	.65%
Expenses net of all reductions	.65% A	.67%	.69%	.65%	.65%	.65%
Net investment income	1.00% A	2.59%	3.41%	2.61%	2.99%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 562	$ 575	$ 467	$ 503	$ 519	$ 469

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.004	.024	.032	.024	.027	.000078
Distributions from net investment income	(.004)	(.024)	(.032)	(.024)	(.027)	(.000078)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.37%	2.40%	3.21%	2.40%	2.78%	0.01%
Ratios to Average Net Assets D
Expenses before expense reductions	1.00% A	1.02%	1.02%	1.04%	1.04%	.90% A
Expenses net of voluntary waivers, if any	.95% A	.95%	.94%	.90%	.90%	.90% A
Expenses net of all reductions	.90% A	.92%	.94%	.90%	.90%	.90% A
Net investment income	.74% A	2.33%	3.16%	2.37%	2.73%	2.81% A
Supplemental Data
Net assets, end of period (in millions)	$ 370	$ 298	$ 221	$ 170	$ 186	$ 177

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For October 31, 1997 (commencement of sale of shares).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.008
Distributions from net investment income	(.006)	(.008)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	0.62%	0.79%
Ratios to Average Net Assets D
Expenses before expense reductions	.50% A	.53% A
Expenses net of voluntary waivers, if any	.45% A	.45% A
Expenses net of all reductions	.40% A	.42% A
Net investment income	1.23% A	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Joint Trading Account.

At the end of the period, Treasury had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated April 8, 2002, due June 28, 2002	1.78%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$502,002,500
Aggregate market value of transferred assets	$510,558,548
Coupon rates of transferred assets	3.5%
Maturity dates of transferred assets	11/15/06
Dated April 11, 2002, due July 10, 2002	1.80%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,125,000
Aggregate market value of transferred assets	$255,246,383
Coupon rates of transferred assets	3% to 3.5%
Maturity dates of transferred assets	2/29/04 to 11/15/06

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated April 19, 2002, due May 6, 2002	1.72%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$500,404,931
Aggregate market value of transferred assets	$513,724,029
Coupon rates of transferred assets	6% to 9.13%
Maturity dates of transferred assets	5/15/18 to 5/15/30
Dated April 30, 2002, due May 1, 2002	1.87%
Number of dealers or banks	7
Maximum amount with one dealer or bank	22.8%
Aggregate principal amount of agreements	$1,334,981,000
Aggregate maturity amount of agreements	$1,335,050,353
Aggregate market value of transferred assets	$1,362,404,719
Coupon rates of transferred assets	0% to 12%
Maturity dates of transferred assets	6/20/02 to 11/15/27
Dated April 30, 2002, due May 1, 2002	1.88%
Number of dealers or banks	11
Maximum amount with one dealer or bank	18.9%
Aggregate principal amount of agreements	$4,237,000,000
Aggregate maturity amount of agreements	$4,237,221,585
Aggregate market value of transferred assets	$4,334,746,096
Coupon rates of transferred assets	0% to 13.88%
Maturity dates of transferred assets	5/2/02 to 5/15/30

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee of .25% of the funds' average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Treasury: Daily Money	.00%	.25%	$ 1,737,441	$ 36,801
Capital Reserves	.25%	.25%	2,729,172	12,240
Advisor B	.75%	.25%	1,081,337	813,737
Advisor C	.75%	.25%	541,605	142,334
			$ 6,089,555	$ 1,005,112
Prime: Daily Money	.00%	.25%	$ 6,822,355	$ 101,504
Capital Reserves	.25%	.25%	13,421,568	-
			$ 20,243,923	$ 101,504
Tax-Exempt: Daily Money	.00%	.25%	$ 742,547	$ 26,371
Capital Reserves	.25%	.25%	887,570	-
			$ 1,630,117	$ 26,371

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts paid to and retained by FDC were as follows:

Paid and retained by FDC
Treasury:
Daily Money Class*	$ 382
Advisor B Class	955,514
Advisor C Class	100,279
Prime:
Daily Money Class*	19,109

* When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets
Treasury - Daily Money Class	$ 1,413,322	.21*
Treasury - Capital Reserves Class	1,093,920	.20*
Treasury - Advisor B Class	214,165	.20*
Treasury - Advisor C Class	109,771	.20*
	$ 2,831,178
Prime - Daily Money Class	$ 5,462,065	.20*
Prime - Capital Reserves Class	5,361,756	.20*
	$ 10,823,821
Tax-Exempt - Daily Money Class	$ 594,333	.20*
Tax-Exempt - Capital Reserves Class	359,473	.20*
Tax-Exempt - Fidelity Tax-Free Money Market Fund	94,535	.20*
	$ 1,048,341

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

5. Expense Reductions.

FMR agreed to reimburse certain fund's to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Treasury:
Daily Money Class	0.70%	$ 192,195
Capital Reserves Class	0.95%	143,911
Advisor B Class	1.45%	25,053
Advisor C Class	1.45%	14,415
Prime:
Daily Money Class	0.70%	$ 449,452
Capital Reserves Class	0.95%	494,138
Tax-Exempt:
Daily Money Class	0.70%	$ 124,818
Capital Reserves Class	0.95%	82,537
Fidelity Tax-Free Money Market Fund	0.45%	25,316

In addition, through arrangements with certain funds custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury:	$ 207		$ -
Advisor C Class		$ 867
Tax-Exempt:	$ 9,984		$ 74,065
Daily Money Class		$ 95,902
Capital Reserves Class		59,445
Fidelity Tax-Free Money Market Fund		15,016

6. Other Information.

At the end of the period, certain unaffiliated shareholders each held more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders % of Shares Held
Treasury	1	21%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended April 30, 2002	Year ended October 31, 2001
Treasury - Daily Money Class	$ 9,665,416	$ 55,199,355
Treasury - Capital Reserves Class	6,292,407	43,734,785
Treasury - Advisor B Class	714,530	5,189,508
Treasury - Advisor C Class	346,547	2,881,163
Total	$ 17,018,900	$ 107,004,811
Prime - Daily Money Class	$ 41,488,252	$ 222,635,792
Prime - Capital Reserves Class	34,186,732	191,676,721
Total	$ 75,674,984	$ 414,312,513
Tax-Exempt - Daily Money Class	$ 2,929,939	$ 13,909,010
Tax-Exempt - Capital Reserves Class	1,309,877	6,130,225
Tax-Exempt - Fidelity Tax-Free Money Market Fund	572,479	383,876
Total	$ 4,812,295	$ 20,423,111

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2001
Treasury - Daily Money Class Shares sold	2,170,104,967	5,460,071,170
Reinvestment of distributions from net investment income	8,886,987	49,864,840
Shares redeemed	(2,210,795,108)	(5,308,228,649)
Net increase (decrease)	(31,803,154)	201,707,361
Treasury - Capital Reserves Class Shares sold	1,905,714,061	4,997,503,822
Reinvestment of distributions from net investment income	2,637,475	13,175,918
Shares redeemed	(1,953,012,431)	(5,027,323,164)
Net increase (decrease)	(44,660,895)	(16,643,424)
Treasury - Advisor B Class Shares sold	86,396,796	341,001,818
Reinvestment of distributions from net investment income	643,593	4,646,353
Shares redeemed	(128,942,115)	(224,417,561)
Net increase (decrease)	(41,901,726)	121,230,610
Treasury - Advisor C Class Shares sold	131,798,358	264,743,178
Reinvestment of distributions from net investment income	318,623	2,584,892
Shares redeemed	(128,804,342)	(229,289,766)
Net increase (decrease)	3,312,639	38,038,304

Semiannual Report

8. Share Transactions - continued

	Six months ended April 30, 2002	Year ended October 31, 2001
Prime - Daily Money Class Shares sold	8,546,477,944	19,083,775,325
Reinvestment of distributions from net investment income	40,032,107	211,368,516
Shares redeemed	(8,746,035,542)	(18,614,669,572)
Net increase (decrease)	(159,525,491)	680,474,269
Prime - Capital Reserves Class Shares sold	11,336,016,115	29,516,399,803
Reinvestment of distributions from net investment income	31,462,775	173,707,515
Shares redeemed	(11,360,457,250)	(28,247,522,845)
Net increase (decrease)	7,021,640	1,442,584,473
Tax-Exempt - Daily Money Class Shares sold	942,800,086	1,851,079,228
Reinvestment of distributions from net investment income	2,738,961	12,773,139
Shares redeemed	(958,567,204)	(1,755,283,884)
Net increase (decrease)	(13,028,157)	108,568,483
Tax-Exempt - Capital Reserves Class Shares sold	610,720,884	1,016,295,289
Reinvestment of distributions from net investment income	1,136,519	5,956,487
Shares redeemed	(539,234,216)	(945,738,301)
Net increase (decrease)	72,623,187	76,513,475
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	267,794,407	126,024,408
Reinvestment of distributions from net investment income	569,059	382,565
Shares redeemed	(212,730,971)	(48,054,983)
Net increase (decrease)	55,632,495	78,351,990

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DMFI-SANN-0602 157143
1.703547.104

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the class has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain class expenses, the past six months and the life of class total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Life of class
Fidelity Tax-Free Money Market Fund	0.62%	1.42%
All Tax-Free Money Market Funds Average	0.52%	n/a*

Cumulative total returns show the class' performance in percentage terms over a set period - in this case, six months or since the class started on June 19, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the class' performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 524 money market funds.

Average Annual Total Returns

Average annual total returns take the class' cumulative return and show you what would have happened if the class had performed at a constant rate each year. These numbers will be reported once the class is a year old.

* Not available

Semiannual Report

Performance - continued

Yields

	4/29/02	1/28/02	10/29/01	7/30/01
Tax-Exempt Fund - Fidelity Tax-Free Money Market Fund	1.36%	1.14%	1.78%	2.46%
If Fidelity had not reimbursed certain fund expenses	1.31%	1.09%	1.70%	2.38%
All Tax-Free Money Market Funds Average	1.18%	0.93%	1.54%	2.21%
Tax-Exempt Fund - Fidelity Tax-Free Money Market Fund Tax-Equivalent	2.09%	1.75%	2.74%	3.78%
If Fidelity had not reimbursed certain fund expenses	2.02%	1.68%	2.62%	3.66%

Yield refers to the income paid by the class over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the class' current seven-day yield at quarterly intervals since the class' inception. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or, you can look at the class' tax-equivalent yield, which assumes you're in the 35% federal tax bracket.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Kim Miller, Portfolio Manager of Fidelity Tax-Free Money Market Fund

Q. Kim, what was the investment environment like during the six months that ended April 30, 2002?

A. The environment was characterized by greater economic stability and relatively level interest rates. During the period the rate of economic growth stopped declining and began to increase, as aggressive cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 started to take hold. Two of those cuts occurred during the period, in November and December. The absence of a further decline in economic growth provided the impetus for the Fed to move from a bias toward lowering rates to a more neutral stance. When growth in gross domestic product (GDP) came in at a strong annual rate of 5.6% in the first quarter, the market anticipated that the Fed would quickly shift to a tightening bias, looking to raise rates in order to keep growth at non-inflationary levels. However, the market pulled back later in April when economic data came in weaker than expected. Overall, interest rates remained relatively stable following the Fed's last two rate cuts.

Q. How did municipal securities fare?

A. It was widely expected that a glut of new issuance might cause price declines among municipal money market securities. However, much of that new supply never materialized. That's because many legislatures and governors could not agree on how best to deal with the sharp swing from budget surpluses to budget deficits. As a result, municipal security prices held up fairly well.

Q. What was your strategy during the period?

A. At the beginning of the period, I allowed the fund's average maturity to fall because the future course of interest rates remained uncertain, but kept it longer relative to its peers to take advantage of opportunities further out the yield curve. With the economy rebounding sharply in the first quarter of 2002, the market started pricing in more aggressive Fed tightening than I anticipated. I continued to be concerned about low levels of capacity utilization in manufacturing and weak employment reports. Therefore, I maintained a longer average maturity than the fund's peers during the latter part of the period, a strategy that helped performance. I tended to focus on general obligation securities issued at the state level, feeling that the state governments would be better positioned than individual localities at handling budget shortfalls.(Portfolio Manager photograph)

Q. What's been your approach to managing the fund?

A. I look to provide shareholders with the highest possible income that is free from federal income tax and the alternative minimum tax (AMT). My first concern is to provide safety of principal with liquidity on a daily basis to meet shareholders' needs and cash-flow demands. In so doing, I look to see which sectors of the municipal money market offer the best return within the short-term investment horizon, including variable rate demand notes (VRDNs), whose yields reset daily or weekly, and longer-term fixed-rate commercial paper and other municipal notes. I look to choose securities based on their relative valuations and how they fit with my broader outlook regarding the direction of interest rates. I aim to invest in securities that offer the best yield and no exposure to the AMT. While securities that are not subject to the AMT are more limited in supply and typically offer a slightly lower yield than securities that are subject to it, these AMT-exempt investments should be appealing to investors in higher tax brackets because they leave them with a reduced tax liability.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. Fidelity Tax-Free Money Market Fund's seven-day yield on April 30, 2002, was 1.38%, compared to 1.79% six months ago. The latest yield was the equivalent of a 2.12% taxable yield for investors in the 35% federal tax bracket. For the six months that ended April 30, 2002, Fidelity Tax-Free Money Market Fund's total return was 0.62%, compared to 0.52% for the all tax-free money market funds average tracked by iMoneyNet, Inc.

Q. Kim, what's your outlook?

A. I expect interest rates to remain steady through the summer, and I look for the Fed to switch to a tightening bias by early fall. As the summer progresses, I anticipate maintaining a neutral approach unless rates start to rise in anticipation of Fed tightening action. At that point, I would look for opportunities to capture higher yields in longer-term municipal money market securities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal taxes, consistent with liquidity and stability of principal

Fund number: 275

Trading symbol: FMOXX

Start date: June 19, 2001

Size: as of April 30, 2002, more than $1.0 billion

Manager: Kim Miller, since inception; manager, several Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

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Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/02	% of fund's investments 10/31/01	% of fund's investments 4/30/01
0 - 30	65.9	70.4	72.6
31 - 90	11.5	15.1	9.1
91 - 180	11.5	3.9	15.0
181 - 397	11.1	10.6	3.3
Weighted Average Maturity
	4/30/02	10/31/01	4/30/01
Tax-Exempt Fund	53 Days	46 Days	40 Days
All Tax-Free Money Market Funds Average *	34 Days	43 Days	37 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Variable Rate Demand Notes (VRDNs) 58.7%	Variable Rate Demand Notes (VRDNs) 60.1%
Commercial Paper (including CP Mode) 8.5%	Commercial Paper (including CP Mode) 20.7%
Tender Notes and Bonds 9.4%	Tender Notes and Bonds 3.0%
Municipal Notes 18.5%	Municipal Notes 12.6%
Municipal Bonds 4.5%	Municipal Bonds 2.4%
Net Other Assets 0.4%	Net Other Assets 1.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value (Note 1)
Alabama - 2.0%
Alabama Fed. Hwy. Fin. Auth. Bonds Series A, 3.25% 3/1/03 (MBIA Insured)	$ 4,535,000	$ 4,573,291
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.78% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	10,000,000	10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.83%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	900,000	900,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 D, 1.85%, VRDN (b)	2,000,000	2,000,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.78%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	4,000,000	4,000,000
		21,473,291
Alaska - 1.2%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,100,000	1,100,000
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,700,000	4,700,000
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,195,000	3,195,000
Valdez Marine Term. Rev. Bonds (Phillips Petroleum Co. Proj.) Series 1994 C, 2.9%, tender 1/1/03 (b)	4,000,000	4,000,000
		12,995,000
Arizona - 1.2%
Arizona Univ. Revs. Bonds Series ROC II R174, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)(e)	1,295,000	1,295,000
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev. Bonds 5.25% 7/1/02 (FGIC Insured)	2,750,000	2,765,757
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)	4,100,000	4,100,000
		13,155,757
California - 5.8%
California Gen. Oblig.:
Variable Rate TRAN:
Series 2001 B, 1.88% 6/28/02 (b)	19,500,000	19,500,034
Series 2001 C, 1.472% 6/28/02 (b)	17,000,000	17,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - continued
California Gen. Oblig.: - continued
RAN 3.25% 6/28/02	$ 12,500,000	$ 12,525,203
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2%, tender 1/2/03 (b)	2,500,000	2,500,000
Series 2002 B, 2.25%, tender 2/1/03 (a)(b)	7,000,000	7,000,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.9%, LOC Societe Generale, VRDN (b)	3,100,000	3,100,000
		61,625,237
Colorado - 1.4%
Arapahoe County School District #5 Cherry Creek TAN 3% 6/28/02	1,400,000	1,401,998
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.85%, LOC Bank One, Colorado NA, VRDN (b)	1,000,000	1,000,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.78% (Liquidity Facility Societe Generale) (b)(d)	6,800,000	6,800,000
El Paso County School District #11 Colorado Springs TAN 3.5% 6/28/02	1,750,000	1,752,790
Jefferson County School District #R1 Bonds 4.3% 12/15/02 (MBIA Insured)	2,745,000	2,789,104
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.95%, tender 8/7/02 (b)	1,300,000	1,300,000
		15,043,892
District Of Columbia - 2.0%
District of Columbia Gen. Oblig. Participating VRDN:
Series BS 00 92, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,250,000	8,250,000
Series Putters 152, 1.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,640,000	9,640,000
District of Columbia Rev. (American Assoc. Med. Colleges Proj.) 1.77% (AMBAC Insured), VRDN (b)	3,575,000	3,575,000
		21,465,000
Florida - 6.2%
Collier County School District RAN 2.5% 11/20/02	5,785,000	5,800,724
Escambia County Poll. Cont. Rev. (Monsanto Co. Proj.) Series 1994, 1.75%, VRDN (b)	4,775,000	4,775,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 01 0905, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 10,200,000	$ 10,200,000
Series PT 1223, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000,000	7,000,000
Series ROC II 136, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	6,765,000	6,765,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds (Dept. of Envir. Protection-Preservation Proj.) Series 2000 B, 5% 7/1/02 (FSA Insured)	1,800,000	1,810,382
Florida Gulf Coast Univ. Ctfs. of Prtn. Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (b)	3,860,000	3,860,000
Florida Local Govt. Fin. Auth. Rev. Series A:
1.5% 7/10/02, LOC Wachovia Bank NA, CP	2,719,000	2,719,000
1.5% 8/7/02, LOC Wachovia Bank NA, CP	2,900,000	2,900,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 1.5% 7/1/02, CP	1,300,000	1,300,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1996 A, 1.7% tender 6/13/02, CP mode	1,000,000	1,000,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Volusia County School District Bonds 3.5% 8/1/02 (FGIC Insured)	2,610,000	2,615,411
		65,745,517
Georgia - 2.0%
Atlanta Arpt. Facilities Rev. Bonds 6% 1/1/03 (AMBAC Insured)	1,000,000	1,026,034
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/3/03 (b)	1,000,000	1,000,000
DeKalb County Dev. Auth. Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 2.25%, VRDN (b)	1,000,000	1,000,000
Fulton County Hsg. Auth. Rev. 1.83%, VRDN (b)	7,200,000	7,200,000
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series MSDW 00 227, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,585,000	5,585,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Second Series, 1.85%, VRDN (b)	5,300,000	5,300,000
		21,111,034
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - 1.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.) Series 1985, 3.05% tender 5/1/02, CP mode	$ 9,400,000	$ 9,400,000
Hawaii Gen. Oblig. Participating VRDN Series MSDW 01 594, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	2,395,000	2,395,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 2.85%, tender 12/4/02 (FGIC Insured) (b)	3,100,000	3,114,433
		14,909,433
Idaho - 0.1%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 1.75%, VRDN (b)	1,500,000	1,500,000
Illinois - 9.9%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.88% (Liquidity Facility Bank of America NA) (b)(d)	3,400,000	3,400,000
Chicago Gen. Oblig.:
Bonds:
Series 2001, 1.9%, tender 10/31/02, LOC Landesbank Hessen-Thuringen (b)	7,000,000	7,000,000
Series 2002, 1.75%, tender 12/5/02, LOC Landesbank Hessen-Thuringen (b)	12,000,000	12,000,000
5.625% 1/1/23 (FGIC Insured) (Pre-Refunded to 1/1/03 @ 102) (c)	1,020,000	1,064,569
Participating VRDN Series EGL 01 1303, 1.83% (Liquidity Facility Citibank NA, New York) (b)(d)	2,500,000	2,500,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.8%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	1,900,000	1,900,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.8%, LOC Northern Trust Co., Chicago, VRDN (b)	2,500,000	2,500,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,285,000	1,285,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	1,200,000	1,200,000
Series PA 591, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.) Series 1999 E1, 1.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,955,000	2,955,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Gen. Oblig.:
Bonds 5% 4/1/03	$ 2,500,000	$ 2,570,617
Participating VRDN:
Series MSDW 98 143, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,500,000	1,500,000
Series ROC 00 10, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	1,800,000	1,800,000
Illinois Health Facilities Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.78% (MBIA Insured), VRDN (b)	19,395,000	19,395,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	1,600,000	1,600,000
Series Merlots 01 A86, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,800,000	3,800,000
Series Merlots 01 A93, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,695,000	3,695,000
Series Merlots 02 A24, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,000,000	5,000,000
Series SGB 10, 1.78% (Liquidity Facility Societe Generale) (b)(d)	7,745,000	7,745,000
Series SGB 19, 1.78% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.05%, LOC Lasalle Bank NA, VRDN (b)	3,375,000	3,375,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.88%, LOC Bank One, Illinois NA, VRDN (b)	3,460,000	3,460,000
		106,055,186
Indiana - 2.5%
Indiana Edl. Facilities Auth. Rev. BAN (Wabash College Proj.) 2.36% 3/20/03	5,000,000	5,017,792
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,600,000	6,600,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.85%, LOC Bank One, Indiana NA, VRDN (b)	7,500,000	7,500,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.85% tender 7/10/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,800,000	2,800,000
Series 1985 L5, 1.5% tender 6/12/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
		26,517,792
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Iowa - 1.5%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 2,200,000	$ 2,200,000
Iowa Gen. Oblig. TRAN 3% 6/27/02	5,800,000	5,810,339
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	8,385,000	8,422,194
		16,432,533
Kansas - 0.1%
Kansas City Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 2.25%, VRDN (b)	1,300,000	1,300,000
Kentucky - 1.5%
Danville Multi-City Lease Rev. Bonds 1.35% tender 6/11/02, LOC PNC Bank NA, Pittsburgh, CP mode	2,410,000	2,410,000
Jefferson County Board of Ed. RAN 3.5% 6/28/02	1,691,000	1,693,219
Jefferson County Health Facilities (Baptist Homes, Inc. Proj.) Series 2000, 1.78%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)	5,565,000	5,565,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.6% tender 6/5/02, CP mode	4,500,000	4,500,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.75% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,500,000	1,500,000
		15,668,219
Louisiana - 1.6%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.) Series 1992, 1.78%, VRDN (b)	4,450,000	4,450,000
Louisiana Gen. Oblig. Participating VRDN:
Series MSDW 00 259, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,900,000	1,900,000
Series ROC II R128, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,780,000	3,780,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Stadium Proj.) Series 2000 A, 1.75% (MBIA Insured), VRDN (b)	4,975,000	4,975,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1994 B, 2.25%, VRDN (b)	2,000,000	2,000,000
		17,105,000
Maine - 1.0%
Maine Gen. Oblig. BAN:
Series 2, 2.25% 6/26/02	2,400,000	2,402,191
Series 4, 2.5% 6/26/02	2,855,000	2,858,141
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Maine - continued
Maine Hsg. Auth. Mtg. Purchase Rev. Bonds Series 2001 D1, 2.7%, tender 7/31/02 (b)	$ 2,000,000	$ 2,000,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000,000	3,000,000
		10,260,332
Maryland - 0.3%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.8% tender 7/18/02, CP mode	1,000,000	1,000,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,420,000	2,420,000
		3,420,000
Massachusetts - 2.1%
Lexington Gen. Oblig. BAN 2.25% 2/14/03	3,500,000	3,515,738
Ludlow Gen. Oblig. BAN 3.2% 7/12/02	3,550,000	3,553,750
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series SGA 65, 1.77% (Liquidity Facility Societe Generale) (b)(d)	7,500,000	7,500,000
Weston Gen. Oblig. BAN 2.75% 6/12/02	8,034,000	8,039,925
		22,609,413
Michigan - 3.1%
Detroit Swr. Disp. Rev.:
Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (b)	3,100,000	3,100,000
Participating VRDN Series Merlots 01 A103, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,200,000	1,200,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 01 2204, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	17,235,000	17,235,000
1.65% 7/18/02, LOC Bank of New York NA, CP	2,100,000	2,100,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.1%, VRDN (b)	2,900,000	2,900,000
2.05%, VRDN (b)	1,700,000	1,700,000
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 B, 2.3%, VRDN (b)	4,425,000	4,425,000
		32,660,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - 4.0%
Becker Poll. Cont. Rev.:
Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.):
Series 1992 A, 1.95% tender 5/3/02, CP mode	$ 9,600,000	$ 9,600,000
Series 1993 A:
1.8% tender 5/3/02, CP mode	1,000,000	1,000,000
1.95% tender 5/3/02, CP mode	1,400,000	1,400,000
(Northern States Pwr. Co.-Sherburne County Generating Station Units 1 & 2 Proj.) Series 2000 A, 2.2%, VRDN (b)	1,300,000	1,300,000
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,300,000	3,300,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,840,000	1,840,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.85%, tender 9/25/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)(e)	10,000,000	10,000,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.8%, LOC Fannie Mae, VRDN (b)	1,700,000	1,700,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)(e)	5,115,000	5,115,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)(e)	7,080,000	7,080,000
		42,335,000
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,100,000	1,100,000
Missouri - 1.4%
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.65%, VRDN (b)	1,400,000	1,400,000
Missouri Envir. Impt. & Energy Resource Auth. Poll. Cont. Rev. Series 1993 M, 1.75% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	5,425,000	5,425,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series CDC 00 H, 1.78% (Liquidity Facility Caisse des Depots et Consignations) (b)(d)	$ 3,530,000	$ 3,530,000
Missouri Health & Edl. Facilities Auth. School District Bonds (Mehlville School District Proj.) Series 2001 L, 3% 10/21/02	5,000,000	5,017,455
		15,372,455
Nebraska - 0.4%
Omaha Gen. Oblig. Participating VRDN:
Series BS 00 108, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	2,495,000	2,495,000
Series EGL 00 2701, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000,000	2,000,000
		4,495,000
Nevada - 0.7%
Clark County Sanitation District Bonds Series A, 6.75% 7/1/09 (AMBAC Insured) (Pre-Refunded to 7/1/02 @ 101) (c)	1,500,000	1,527,147
Clark County School District Participating VRDN Series MSDW 00 311, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,550,000	1,550,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.78% (Liquidity Facility Societe Generale) (b)(d)	2,500,000	2,500,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1.77% (Liquidity Facility Societe Generale) (b)(d)	1,500,000	1,500,000
		7,077,147
New Hampshire - 1.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.85% tender 8/7/02, CP mode	3,500,000	3,500,000
New Hampshire Health & Edl. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.8%, LOC Fleet Nat'l. Bank, VRDN (b)	7,500,000	7,500,000
		11,000,000
New York - 0.8%
New York City Transitional Fin. Auth. Rev. BAN Series 3, 2.75% 11/13/02	4,500,000	4,518,942
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Northport-East Northport Union Free School District BAN 3% 6/26/02	$ 2,100,000	$ 2,100,858
Rochester Gen. Oblig. RAN Series IV, 3% 6/28/02	1,800,000	1,802,428
		8,422,228
Non State Specific - 0.3%
Stephens Equity Trust I Participating VRDN Series 1996, 1.88%, LOC Bayerische Hypo-und Vereinsbank AG (b)(d)	2,782,035	2,782,035
Ohio - 3.7%
Aurora Gen. Oblig. BAN 2.2% 12/19/02	1,200,000	1,201,491
Butler County School District BAN 2.97% 6/13/02	7,600,000	7,602,262
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.8%, LOC Nat'l. City Bank, VRDN (b)	8,365,000	8,365,000
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.78%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,865,000	6,865,000
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 1.78%, LOC Bank One NA, VRDN (b)	4,100,000	4,100,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 1.85%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	950,000	950,000
Series 1997, 1.85%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,300,000	5,300,000
Orange Village Gen. Oblig. BAN 2.25% 9/26/02	1,000,000	1,000,998
Solon Gen. Oblig. BAN 2.5% 12/18/02	1,500,000	1,504,652
Univ. of Cincinnati Gen. Receipts BAN Series BB, 2.25% 12/19/02	2,300,000	2,305,732
		39,195,135
Oklahoma - 0.5%
Tulsa County Indl. Auth. Cap. Impts. Rev. Bonds 4% 1/1/03 (AMBAC Insured)	5,500,000	5,576,945
Pennsylvania - 3.4%
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Zoological Society Proj.) Series A, 2.9%, tender 6/3/02, LOC PNC Bank NA, Pittsburgh (b)	2,000,000	2,000,000
(Duquesne Lt. Co. Proj.) Series 1999 A, 1.8% (AMBAC Insured), VRDN (b)	4,600,000	4,600,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Neshaminy School District TRAN 3% 6/28/02	$ 2,800,000	$ 2,800,949
Pennsylvania Gen. Oblig. Participating VRDN Series ROC 00 3, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	6,200,000	6,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Carlow College Proj.) Series 1997 B2, 2.15%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	1,200,000	1,200,000
(Duquesne Univ. Proj.) Series 2001, 3.875%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	1,800,000	1,800,000
(Mercyhurst College Proj.) Series 12, 3%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	1,500,000	1,507,435
(Muhlenberg College Proj.) Series 1999 D5, 3.1%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,000,000	2,000,000
(Rosemont College Proj.) Series 1997 B4, 2.2%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,200,000	2,200,000
(King's College Proj.) Series 2001 H6, 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000,000	5,000,000
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Participating VRDN Series MSDW 00 506, 1.78% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,062,500	5,062,500
		35,870,884
South Carolina - 2.3%
Beaufort County Gen. Oblig. BAN 3% 4/18/03	3,900,000	3,929,412
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series MSDW 00 212, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	7,495,000	7,495,000
South Carolina Edl. Facilities Auth. (Claflin College Proj.) Series 1997, 1.88%, LOC Bank of America NA, VRDN (b)	4,550,000	4,550,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.75%, LOC Bank of America NA, VRDN (b)	6,750,000	6,750,000
South Carolina Pub. Svc. Auth. Rev. Bonds (Santee Cooper Proj.) Series D, 6.5% 7/1/24 (AMBAC Insured) (Pre-Refunded to 7/1/02 @ 102) (c)	1,040,000	1,069,066
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 1.4% tender 5/28/02, CP mode	1,200,000	1,200,000
		24,993,478
Tennessee - 0.8%
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 1.78% (Liquidity Facility Societe Generale) (b)(d)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.):
Series B1, 1.65%, tender 7/2/02 (b)	$ 1,400,000	$ 1,400,000
Series B2, 2%, tender 1/3/03 (b)	4,200,000	4,200,000
Shelby County Gen. Oblig. Series 2000 X, 1.7% 7/8/02, CP	2,000,000	2,000,000
		8,800,000
Texas - 19.5%
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 1.85% tender 5/2/02, CP mode	2,500,000	2,500,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.8% tender 5/2/02, CP mode	1,500,000	1,500,000
College Station Independent School District Variable Rate TRAN 1.456% 8/31/02 (b)	4,000,000	4,000,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
Dallas Independent School District Participating VRDN Series ROC II R131, 1.78% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	5,745,000	5,745,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.77% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.75%, LOC Chase Bank of Texas NA, VRDN (b)	3,600,000	3,600,000
Harris County Gen. Oblig. Participating VRDN:
Series BS 01 126 Class A, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	26,000,000	26,000,000
Series EGL 01 4305, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	6,900,000	6,900,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000,000	9,000,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BS 01 111, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,000,000	6,000,000
Series Merlots 00 A32, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,210,000	3,210,000
Hunt Memorial Hosp. District Rev. Series 1998, 1.8% (FSA Insured), VRDN (b)	4,960,000	4,960,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lewisville Independent School District Participating VRDN Series SGA 134, 1.77% (Liquidity Facility Societe Generale) (b)(d)	$ 1,290,000	$ 1,290,000
Northside Independent School District Bonds Series A, 3%, tender 8/1/02 (Permanent School Fund of Texas Guaranteed) (b)	6,700,000	6,706,603
Pearland Independent School District Participating VRDN Series SG 106, 1.76% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
Plano Independent School District Participating VRDN Series SGA 128, 1.77% (Liquidity Facility Societe Generale) (b)(d)	1,680,000	1,680,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.77% (Liquidity Facility Societe Generale) (b)(d)	3,500,000	3,500,000
Richardson Independent School District Bonds 2.24%, tender 4/1/03 (Permanent School Fund of Texas Guaranteed) (b)	5,500,000	5,502,978
San Antonio Arpt. Sys. Rev. Participating VRDN Series EGL 96 C4305, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	8,805,000	8,805,000
San Antonio Elec. & Gas Rev.:
Bonds 6.375% 2/1/03	3,000,000	3,104,681
Participating VRDN:
Series SG 104, 1.76% (Liquidity Facility Societe Generale) (b)(d)	12,825,000	12,825,000
Series SG 105, 1.88% (Liquidity Facility Societe Generale) (b)(d)	12,300,000	12,300,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series BS 01 132, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,600,000	1,600,000
Series Merlots 00 VV, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,000,000	1,000,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	5,805,000	5,805,000
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Proj.) 1.75%, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
Texas Gen. Oblig. TRAN 3.75% 8/29/02	47,700,000	47,997,536
Univ. of Texas Permanent Univ. Fund Bonds Series A, 1.4% tender 7/1/02 (Liquidity Facility Bank One Corp.), CP mode	10,000,000	10,000,000
		208,231,798
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Utah - 1.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series C, 4.7% 7/1/02 (FSA Insured)	$ 1,250,000	$ 1,255,702
Participating VRDN:
Series EGL 96 C4402 Class A, 1.78% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000,000	4,000,000
Series MSDW 00 409, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,535,000	1,535,000
Series 1998 B4, 1.8% 7/25/02, CP	1,400,000	1,400,000
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 A, 1.78%, LOC Bank One, Arizona NA, VRDN (b)	3,930,000	3,930,000
		12,120,702
Vermont - 0.4%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Bonds (Middlebury College Proj.) 3.05%, tender 5/1/02 (b)	3,800,000	3,800,000
Virginia - 3.6%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 1.75% tender 8/9/02, CP mode	2,100,000	2,100,000
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1987 B, 1.7% tender 6/13/02, CP mode	2,000,000	2,000,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.8% (FSA Insured), VRDN (b)	6,325,000	6,325,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.65% tender 6/26/02, CP mode	4,000,000	4,000,000
1.7% tender 6/20/02, CP mode	4,000,000	4,000,000
Virginia Pub. Bldg. Auth. Bldg. Rev. Bonds Series B, 5.625% 8/1/02	2,000,000	2,021,057
Virginia Pub. School Auth. Bonds Series A, 4% 8/1/02	7,210,000	7,233,061
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.75% tender 7/11/02, CP mode	1,900,000	1,900,000
1.75% tender 8/9/02, CP mode	9,100,000	9,100,000
		38,679,118
Washington - 5.6%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series BS 00 101, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,795,000	9,795,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN Series MSDW 01 625, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	$ 9,000,000	$ 9,000,000
King County Gen. Oblig. BAN 3.25% 10/1/02	1,600,000	1,607,330
King County Swr. Rev. Participating VRDN Series MSDW 01 554, 1.76% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	15,000,000	15,000,000
Port of Seattle Rev.:
Series 1999 A, 1.85%, LOC Commerzbank AG, VRDN (b)	4,640,000	4,640,000
Series A1, 1.8% 7/5/02, LOC Bank of America NA, CP	980,000	980,000
Seattle Muni. Lt. & Pwr. Rev. RAN 4.5% 3/28/03	2,000,000	2,046,114
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.76% (Liquidity Facility Societe Generale) (b)(d)	5,500,000	5,500,000
Series SGA 35, 1.77% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Series SGA 36, 1.77% (Liquidity Facility Societe Generale) (b)(d)	2,260,000	2,260,000
Series SGB 09, 1.78% (Liquidity Facility Societe Generale) (b)(d)	900,000	900,000
Series SGB 11, 1.78% (Liquidity Facility Societe Generale) (b)(d)	4,595,000	4,595,000
Washington Health Care Facilities Auth. Rev. (Fred Hutchinson Cancer Ctr. Proj.):
Series 1991 A, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Series 1991 B, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	1,150,000	1,150,000
		59,473,444
West Virginia - 0.2%
West Virginia School Bldg. Auth. Rev. Bonds Series A, 6.625% 7/1/22 (Pre-Refunded to 7/1/02 @ 102) (c)	1,750,000	1,799,554
Wisconsin - 1.2%
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	8,100,000	8,182,352
Wisconsin Gen. Oblig. TRAN 3.75% 6/17/02	4,200,000	4,208,727
		12,391,079
Wyoming - 1.7%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1.85%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	15,500,000	15,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 1,600,000	$ 1,600,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 01 112, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	660,000	660,000
		17,760,000
TOTAL INVESTMENT PORTFOLIO - 99.6%		1,062,328,638
NET OTHER ASSETS - 0.4%		4,260,960
NET ASSETS - 100%		$ 1,066,589,598
Total Cost for Income Tax Purposes $ 1,062,328,638
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Arizona Univ. Revs. Bonds Series ROC II R174, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	4/4/02	$ 1,295,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.85%, tender 9/25/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	2/25/99 - 3/19/02	$ 10,000,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	9/12/00 - 9/20/00	$ 5,115,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	11/7/00 - 3/19/02	$ 7,080,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,890,000 or 2.3% of net assets.

Income Tax Information

At October 31, 2001, the fund had a capital loss carryforward of approximately $119,000 of which $31,000, $3,000, $28,000 and $57,000 will expire on October 31, 2004, 2006, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,062,328,638
Cash		1,974,481
Receivable for investments sold		10,194,540
Receivable for fund shares sold		7,719,373
Interest receivable		6,191,912
Other receivables		36,860
Total assets		1,088,445,804
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,000,000
Payable for fund shares redeemed	14,084,636
Distributions payable	46,699
Accrued management fee	188,531
Distribution fees payable	273,839
Other payables and accrued expenses	262,501
Total liabilities		21,856,206
Net Assets		$ 1,066,589,598
Net Assets consist of:
Paid in capital		$ 1,066,572,147
Accumulated net realized gain (loss) on investments		17,451
Net Assets		$ 1,066,589,598
Daily Money Class: Net Asset Value, offering price and redemption price per share ($562,266,455 ÷ 562,267,472 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($370,329,953 ÷ 370,319,640 shares)		$ 1.00
Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($133,993,190 ÷ 133,984,485 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Interest		$ 8,529,127
Expenses
Management fee	$ 1,303,526
Transfer agent fees	1,048,341
Distribution fees	1,630,117
Accounting fees and expenses	76,541
Non-interested trustees' compensation	1,694
Custodian fees and expenses	10,164
Registration fees	98,119
Audit	11,803
Legal	1,957
Miscellaneous	21,653
Total expenses before reductions	4,203,915
Expense reductions	(487,083)	3,716,832
Net investment income		4,812,295
Net Realized Gain (Loss) on Investment securities		136,029
Net increase in net assets resulting from operations		$ 4,948,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,812,295	$ 20,423,111
Net realized gain (loss)	136,029	34,366
Net increase (decrease) in net assets resulting from operations	4,948,324	20,457,477
Distributions to shareholders from net investment income	(4,812,295)	(20,423,111)
Share transactions - net increase (decrease)	115,227,525	263,433,948
Total increase (decrease) in net assets	115,363,554	263,468,314
Net Assets
Beginning of period	951,226,044	687,757,730
End of period	$ 1,066,589,598	$ 951,226,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.005	.026	.034	.026	.030	.031
Distributions from net investment income	(.005)	(.026)	(.034)	(.026)	(.030)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.50%	2.66%	3.47%	2.65%	3.03%	3.10%
Ratios to Average Net Assets D
Expenses before expense reductions	.75% A	.77%	.77%	.79%	.79%	.78%
Expenses net of voluntary waivers, if any	.70% A	.70%	.69%	.65%	.65%	.65%
Expenses net of all reductions	.65% A	.67%	.69%	.65%	.65%	.65%
Net investment income	1.00% A	2.59%	3.41%	2.61%	2.99%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 562	$ 575	$ 467	$ 503	$ 519	$ 469

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.004	.024	.032	.024	.027	.000078
Distributions from net investment income	(.004)	(.024)	(.032)	(.024)	(.027)	(.000078)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.37%	2.40%	3.21%	2.40%	2.78%	0.01%
Ratios to Average Net Assets D
Expenses before expense reductions	1.00% A	1.02%	1.02%	1.04%	1.04%	.90% A
Expenses net of voluntary waivers, if any	.95% A	.95%	.94%	.90%	.90%	.90% A
Expenses net of all reductions	.90% A	.92%	.94%	.90%	.90%	.90% A
Net investment income	.74% A	2.33%	3.16%	2.37%	2.73%	2.81% A
Supplemental Data
Net assets, end of period (in millions)	$ 370	$ 298	$ 221	$ 170	$ 186	$ 177

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For October 31, 1997 (commencement of sale of shares).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.008
Distributions from net investment income	(.006)	(.008)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	0.62%	0.79%
Ratios to Average Net Assets D
Expenses before expense reductions	.50% A	.53% A
Expenses net of voluntary waivers, if any	.45% A	.45% A
Expenses net of all reductions	.40% A	.42% A
Net investment income	1.23% A	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Tax-Exempt Fund (the fund) is a fund of Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	.00%	.25%	$ 742,547	$ 26,371
Capital Reserves Class	.25%	.25%	887,570	-
			$ 1,630,117	$ 26,371

Sales Load. FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC received and retained $0 from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets
Daily Money Class	$ 594,333	.20*
Capital Reserves Class	359,473	.20*
Fidelity Tax-Free Money Market Fund	94,535	.20*
	$ 1,048,341

* Annualized

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Daily Money Class	0.70%	$ 124,818
Capital Reserves Class	0.95%	82,537
Fidelity Tax-Free Money Market Fund	0.45%	25,316

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Tax-Exempt Fund	$ 9,984		$ 74,065
Daily Money Class		$ 95,902
Capital Reserves Class		59,445
Fidelity Tax-Free Money Market Fund		15,016

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended April 30, 2002	Year ended October 31, 2001
Daily Money Class	$ 2,929,939	$ 13,909,010
Capital Reserves Class	1,309,877	6,130,225
Fidelity Tax-Free Money Market Fund	572,479	383,876
Total	$ 4,812,295	$ 20,423,111

Semiannual Report

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2001
Daily Money Class Shares sold	942,800,086	1,851,079,228
Reinvestment of distributions from net investment income	2,738,961	12,773,139
Shares redeemed	(958,567,204)	(1,755,283,884)
Net increase (decrease)	(13,028,157)	108,568,483
Capital Reserves Class Shares sold	610,720,884	1,016,295,289
Reinvestment of distributions from net investment income	1,136,519	5,956,487
Shares redeemed	(539,234,216)	(945,738,301)
Net increase (decrease)	72,623,187	76,513,475
Fidelity Tax-Free Money Market Fund Shares sold	267,794,407	126,024,408
Reinvestment of distributions from net investment income	569,059	382,565
Shares redeemed	(212,730,971)	(48,054,983)
Net increase (decrease)	55,632,495	78,351,990

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . .. . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TFM-SANN-0602 157137
1.773050.100